COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	May 28, 2014	Nov. 30, 2012
Business Acquisition [Line Items]
Number of additional lease periods	2
Number of periods in additional lease	24 months
SweetIM Ltd. [Member]
Business Acquisition [Line Items]
Lease expiration date	Jan. 31, 2025
Maximum subsequent consideration due for acquisition			$ 7,500
Estimated contingent payment		2,500
Percentage of shares acquired			100.00%
Liability to be maintained	$ 5,000
Percentage of amount incurred to be reimbursed	50.00%